(212) 318-6962

matthewvanwormer@paulhastings.com

December 1, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:    Tax Exempt Securities Trust, Intermediate Term Trust 65, National Trust 363

          and New York Trust 230

          Registration Nos. 333-103516, 333-103730 and 333-104851

Ladies and Gentlemen:

On behalf of our client, Citigroup Global Markets Inc., the Depositor of the above-captioned Tax Exempt Securities Trust (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), we hereby certify that:

(1) the form of Prospectus that would have been filed under Rule 497(b) of the Act does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the “Registration Statement”), and

(2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission and became effective November 24, 2004, pursuant to Rule 485(b) under the Act.

Very truly yours,

/s/ MATTHEW J. VAN WORMER Matthew J. Van Wormer for PAUL, HASTINGS, JANOFSKY & WALKER LLP